Capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Management Details Abstract
Share capital	$ 75,045	$ 71,389	[1]
Deficit	(90,784)	(63,627)	[1]
Debentures	41,625	39,680	[1]
Convertible debentures	12,622	13,837
Credit facilities	$ 75,934	$ 57,110

[1]	(1)The consolidated statement of financial position as at December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.